UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	July 31, 2010

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.2% (2.1% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$ 7,107,689
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,472,280
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	887,760
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/17 at 100.00	AA+	11,847,840
	2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,911,764
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,690	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,947,472
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
6,255	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	3/14 at 100.00	Aa3	6,590,331
	FGIC Insured
33,400	Total Alabama			33,765,136
	Arizona – 0.4% (0.2% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	201,930
265	5.250%, 12/01/25	12/15 at 100.00	BBB	266,595
800	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	818,528
	Company, Refunding Series 2008, 5.750%, 9/01/29
2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	2,451,680
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
4,015	Total Arizona			3,738,733
	Arkansas – 0.1% (0.1% of Total Investments)
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	1,016,020
	Series 2005B, 5.000%, 2/01/25
	California – 12.1% (7.9% of Total Investments)
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AA	5,863,488
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,435,640
5,500	5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	6,039,000
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	1,533,984
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	2,577,641
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	3,101,437
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	3,751,781
	Series 2005, 5.000%, 11/15/27
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,690,658
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	2,406,850
	5.000%, 11/15/42 (UB)
2,055	California Infrastructure Economic Development Bank, Infrastructure State Revolving Fund	10/14 at 100.00	AA+	2,203,782
	Revenue Bonds, Series 2004, 5.000%, 10/01/21
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	839,510
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	Aa3	6,266,100
	Option Bond Trust 3175, 13.358%, 5/15/14 (IF)
1,935	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	2,215,749
565	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	AAA	665,536
7,440	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/25	2/14 at 100.00	A1	7,817,282
20,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	21,511,400
4,000	California, State Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aa3	4,570,080
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A	2,040,277
	Company, Series 1996A, 5.300%, 7/01/21
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,512,825
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	21,309,300
	1995A, 0.000%, 1/01/21 (ETM)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A–	1,346,192
	5.000%, 9/01/27 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	712,260
	Bonds, Series 2007A-1, 5.750%, 6/01/47
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,207,341
435	5.100%, 9/01/30	9/15 at 102.00	N/R	353,385
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	244,785
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	262,279
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A	2,284,291
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	1/11 at 100.00	AAA	963,494
	7/01/25 – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,595	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	821,678
32,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	4,957,200
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	6,197,100
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
3,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	3,078,000
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
171,430	Total California			126,780,325
	Colorado – 1.3% (0.8% of Total Investments)
1,700	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA–	1,857,675
	2004, 5.000%, 12/01/22 – FGIC Insured
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A–	1,785,693
475	5.000%, 6/01/29	6/16 at 100.00	A–	457,021
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A–	400,744
	5.000%, 3/01/25
270	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	295,539
	(Alternative Minimum Tax)
6,925	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	6,616,353
	Hotel, Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
1,700	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/10 at 100.00	BB+	1,679,770
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
13,215	Total Colorado			13,092,795
	Connecticut – 0.5% (0.3% of Total Investments)
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	5,491,550
	5.000%, 1/01/21 – FGIC Insured
	District of Columbia – 1.6% (1.0% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
11,720	0.000%, 4/01/27 (Pre-refunded 4/01/11) – NPFG Insured	4/11 at 39.61	A (4)	4,623,071
13,780	0.000%, 4/01/28 (Pre-refunded 4/01/11) – NPFG Insured	4/11 at 37.21	A (4)	5,106,868
15,855	0.000%, 4/01/29 (Pre-refunded 4/01/11) – NPFG Insured	4/11 at 35.07	A (4)	5,537,517
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,351,901
	Tender Option Bond Trust 1606, 11.356%, 10/01/30 – AMBAC Insured (IF)
42,690	Total District of Columbia			16,619,357
	Florida – 50.5% (32.8% of Total Investments)
1,000	Alachua County School Board, Florida, Certificates of Participation, Series 2001, 5.000%,	7/11 at 101.00	A1	1,040,200
	7/01/21 – AMBAC Insured
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	7/14 at 100.00	N/R	1,058,302
	7/01/24 – AMBAC Insured
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special	5/12 at 102.00	N/R	1,642,948
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
1,500	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AAA	1,724,835
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
2,500	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	2,508,400
	University, Series 2004B, 5.625%, 4/01/34
875	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	8/10 at 101.00	Aaa	882,201
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
205	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	10/10 at 28.07	Aaa	60,641
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
1,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	1,969,559
	7/01/20 – AGM Insured
	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1:
2,225	5.250%, 10/01/21 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	A+	2,263,826
8,900	5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	A+	8,926,433
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	2,253,587
	AMBAC Insured
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA	2,097,280
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	A1	618,111
	AMBAC Insured
1,500	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding	8/13 at 100.00	Baa3	1,517,445
	Series 2002, 6.375%, 8/15/32
750	City of Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA (4)	858,938
	(Pre-refunded 10/01/13)
3,010	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%,	No Opt. Call	AA–	3,499,787
	10/01/23 – AMBAC Insured
2,815	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA–	2,961,718
	NPFG Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	A1	1,383,177
	10/01/18 – NPFG Insured
4,230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	4,306,775
	NPFG Insured
2,000	Florida Board of Education, Lottery Revenue Bonds, Series 2001B, 5.000%, 7/01/20 – FGIC Insured	7/11 at 101.00	AAA	2,087,940
75	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	81,591
	Series 1987G-1, 8.595%, 11/01/17
230	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	1/11 at 100.00	AA+	230,267
	Issue, Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)
635	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	1/11 at 100.00	AA+	642,652
	7/01/29 – NPFG Insured (Alternative Minimum Tax)
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	10/10 at 100.00	N/R	1,000,020
	6.150%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)
5,790	Florida Housing Finance Corporation, FNMA Revenue Bonds, Villa de Mallorca Apartments, Series	10/10 at 102.00	Aaa	5,914,832
	2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)
535	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/11 at 100.00	AAA	535,567
	1/01/22 – AGM Insured (Alternative Minimum Tax)
1,255	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	1,247,470
	7/01/31 (Alternative Minimum Tax)
3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at	12/10 at 100.00	AA	3,177,767
	Deerwood Apartments, Series 1998-0, 5.300%, 12/01/28
1,280	Florida Intergovernmental Finance Commission, Capital Revenue Bonds, Daytona Beach Community	8/11 at 100.00	Aa3	1,303,731
	Redevelopment Agency, Series 2001C-1, 5.000%, 2/01/20 – AMBAC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	A	451,235
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	A	641,851
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	5/13 at 100.00	A	1,744,733
5,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Series	12/10 at 100.00	A	5,001,050
	1996, 5.375%, 6/01/27 – NPFG Insured (Alternative Minimum Tax)
13,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	15,005,572
	Series 2002B, 5.000%, 6/01/20 – NPFG Insured
185	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	196,892
	Series 2002F, 5.000%, 6/01/22 – NPFG Insured
9,230	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	9,552,219
	Bonds, Series 2001C, 5.125%, 6/01/31 – FGIC Insured
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	7/15 at 101.00	AA	15,723,161
	7/01/30 – FGIC Insured (UB)
5,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+	6,346,096
	5.000%, 8/01/23 – NPFG Insured
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	A	2,803,738
	University, Series 2004A, 5.000%, 7/01/14 – NPFG Insured
6,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	7/13 at 101.00	AA–	6,129,180
	2003C, 5.000%, 7/01/33
3,500	Florida State Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds,	1/19 at 100.00	AAA	3,778,985
	Series 2009A, 5.000%, 1/15/29
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	Aa3	2,550,938
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/10 at 100.00	Aa3	12,003,240
	5.125%, 10/01/28 – FGIC Insured (Alternative Minimum Tax)
8,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	8,162,560
	5.125%, 10/01/21 – AGM Insured (Alternative Minimum Tax)
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
5,345	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AAA	5,450,136
1,755	5.375%, 6/01/46	6/16 at 100.00	A–	1,675,341
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	A	6,056,800
	1986, 7.650%, 7/01/16 – FGIC Insured
7,200	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	N/R (4)	7,778,736
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
3,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/12 at 100.00	N/R	3,421,080
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding	10/13 at 100.00	A3	2,029,560
	Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
1,535	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA+	1,620,883
	5/01/24 – AMBAC Insured
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	2,294,189
	10/01/25 – FGIC Insured
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aa2	1,582,320
	5.000%, 10/01/20 – AGM Insured
1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	Aa2	1,452,408
	10/01/23 – AMBAC Insured
	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003:
4,990	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	Aa2	5,299,330
2,090	5.000%, 10/01/22 – NPFG Insured	10/13 at 100.00	Aa2	2,194,396
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 –	10/13 at 100.00	Aa2	3,271,681
	NPFG Insured (Alternative Minimum Tax)
	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
	Series 2002:
2,230	5.000%, 10/01/21 – FGIC Insured	10/12 at 100.00	A+	2,297,770
2,000	5.000%, 10/01/22 – FGIC Insured	10/12 at 100.00	A+	2,054,040
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,966,123
	Series 2002, 5.375%, 10/01/17 – FGIC Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	Aa2	3,551,933
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	Aa2	5,572,176
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	1,234,923
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	A	1,493,447
4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 –	No Opt. Call	AAA	4,514,733
	FGIC Insured
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	Aa3	1,086,534
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 – NPFG Insured (Alternative Minimum Tax)
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	A–	1,134,980
	AMBAC Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	3,427,200
	NPFG Insured
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series	7/12 at 100.00	BBB+	2,347,204
	2002, 5.375%, 7/01/22
3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	BBB+	3,549,810
	Series 2003, 5.000%, 7/01/12
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1	5,380,703
	10/01/17 – AMBAC Insured
5,150	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	4,853,515
	Series 2007, 5.000%, 10/01/34
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of
	Miami, Series 2004A:
2,290	5.000%, 4/01/19 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	2,615,180
3,305	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	N/R (4)	3,774,310
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	2,171,360
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	2,088,420
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	A3	2,046,960
	2001, 5.000%, 7/01/21 – FGIC Insured
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,183,450
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	3,714,143
	Sunset Bay Apartments, Series 2000-5A, 5.950%, 7/01/30 – AGM Insured (Alternative
	Minimum Tax)
1,480	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue	10/10 at 100.00	N/R	1,339,430
	Bonds, Airis Miami II LLC – Miami International Airport, Series 1999, 6.000%, 10/15/25 –
	AMBAC Insured (Alternative Minimum Tax)
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1	1,964,740
	11/01/31 – AMBAC Insured
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/10 at 100.00	A	7,499,850
	5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/10 at 100.00	A	4,000,960
	5.000%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A	5,588,945
	5.750%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)
2,645	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	2,452,920
	5.000%, 10/01/38 – CIFG Insured (Alternative Minimum Tax)
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A2	5,117,050
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	Aa2	4,281,720
	2009-B1, 5.625%, 7/01/38
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AAA	11,589,167
	7/01/35 – AGM Insured
3,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	10/10 at 100.50	Aa2	3,320,625
	10/01/29 – FGIC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	AAA	1,287,894
	(Pre-refunded 9/01/12)
	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001:
12,125	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A2 (4)	12,560,894
1,375	6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A2 (4)	1,424,431
1,100	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AAA	1,120,823
	AGM Insured
2,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 6.125%, 1/01/24 –	1/11 at 100.00	A	2,007,960
	FGIC Insured
6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A1 (4)	6,167,100
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	N/R (4)	5,552,050
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)
	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional
	Healthcare System, Series 2002:
3,695	5.750%, 12/01/27 (Pre-refunded 12/01/12)	12/12 at 100.00	AAA	4,143,832
1,000	5.750%, 12/01/32 (Pre-refunded 12/01/12)	12/12 at 100.00	AAA	1,121,470
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aa3	2,541,528
	8/01/22 – AMBAC Insured
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
1,665	5.125%, 1/01/20 – FGIC Insured	1/13 at 100.00	AA	1,792,189
3,400	5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA	3,622,224
	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic
	Drive-Universal Boulevard – I-4 Interchange Project, Series 2002:
1,495	5.125%, 4/01/20 – AMBAC Insured	4/12 at 100.00	N/R	1,502,729
1,225	5.125%, 4/01/21 – AMBAC Insured	4/12 at 100.00	N/R	1,229,043
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	No Opt. Call	Aa1	5,047,500
	1992, 6.000%, 10/01/10
4,295	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1 (4)	4,738,072
	2002C, 5.250%, 10/01/18 (Pre-refunded 10/01/12)
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	8/11 at 101.00	A	566,789
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,745	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Aa3	3,899,331
2,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	2,074,980
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
3,895	5.500%, 12/01/21	12/11 at 101.00	BBB–	3,629,945
6,470	5.625%, 12/01/31	12/11 at 101.00	BBB–	5,619,777
2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,182,474
	8/01/21 – AGM Insured
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	1,583,475
	8/01/22 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,123,060
	8/01/27 – NPFG Insured
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond	No Opt. Call	AAA	6,776,039
	Trust 2089, 12.772%, 8/01/14 – AGM Insured (IF)
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AA+	4,641,493
	Project, Series 2005A, 5.000%, 6/01/25 – AMBAC Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project,	10/19 at 100.00	AAA	4,369,200
	Series 2009, 5.250%, 10/01/33
6,545	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, Trust 2622,	No Opt. Call	AAA	7,304,809
	11.145%, 10/01/14 (IF)
10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31 (UB)	10/16 at 100.00	AAA	10,549,800
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 –	10/14 at 100.00	AAA	2,762,075
	AGM Insured
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 –	10/13 at 100.00	Aa3	2,205,374
	FGIC Insured
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	1,853,340
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 – NPFG Insured	9/13 at 100.00	A+	1,452,317
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	A1	674,973
	10/01/25 – AMBAC Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	Aa3	3,340,796
	Bonds, Series 2004A, 5.000%, 6/01/22 – NPFG Insured
1,640	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	A–	1,530,596
	5.000%, 5/01/30 – RAAI Insured
2,750	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	Aa3	2,882,275
	10/01/23 – AMBAC Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	A (4)	4,258,832
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	A	1,980,334
	1992, 6.000%, 10/01/19 – NPFG Insured
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	567,250
	5.450%, 5/01/36
10,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	Aa3 (4)	10,971,500
	(Pre-refunded 5/01/12)
7,500	South Florida Water Management District, Certificates of Participation, Series 2006, Trust 1036,	10/16 at 100.00	AA+	7,582,050
	9.082%, 10/01/14 – AMBAC Insured (IF)
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA+	5,027,350
	10/01/36 – AMBAC Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	2,435,556
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
2,250	5.850%, 8/01/24	8/14 at 101.00	N/R	2,259,653
3,135	5.625%, 8/01/34	8/14 at 101.00	N/R	2,941,100
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	A	5,010,950
	AMBAC Insured
620	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	Aa1	653,102
	10/01/25 – AMBAC Insured
5,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA	5,085,000
5,000	Tampa Ba, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	5,243,950
	5.000%, 10/01/34
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	A	1,400,688
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	A	3,073,916
9,535	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	A–	10,601,299
	7/01/16 – AMBAC Insured
	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002:
11,815	5.375%, 10/01/14 – AGM Insured	10/12 at 100.00	AAA	12,691,547
8,605	5.375%, 10/01/15 – AGM Insured	10/12 at 100.00	AAA	9,210,706
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,042,020
	12/01/24 – AGM Insured
1,585	Winter Springs, Florida, Water and Sewer Revenue Refunding Bonds, Series 2001, 5.000%,	4/11 at 101.00	A	1,637,749
	4/01/20 – NPFG Insured
506,585	Total Florida			526,785,840
	Georgia – 1.0% (0.6% of Total Investments)
500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	Baa2	475,575
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
10	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	Aaa	11,484
	5.250%, 11/01/15 (Pre-refunded 11/01/13) – NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,405	5.250%, 11/01/15 – NPFG Insured	11/13 at 100.00	A1	3,794,226
3,365	5.000%, 11/01/18 – NPFG Insured	11/13 at 100.00	A1	3,690,530
2,235	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia,	12/14 at 100.00	N/R	2,207,822
	Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured
9,515	Total Georgia			10,179,637
	Idaho – 0.5% (0.3% of Total Investments)
80	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	1/11 at 100.00	Aaa	80,451
	(Alternative Minimum Tax)
3,095	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,315,983
	Project, Series 2002A-1, 7.250%, 3/20/37
120	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	1/11 at 100.00	Aa1	120,652
	7/01/26 (Alternative Minimum Tax)
130	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/11 at 100.00	Aa2	131,268
	7/01/22 (Alternative Minimum Tax)
220	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	1/11 at 100.00	Aaa	231,000
	7/01/20 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	910,900
470	5.250%, 9/01/37	9/16 at 100.00	BBB–	412,289
5,115	Total Idaho			5,202,543
	Illinois – 9.6% (6.2% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	3,170,600
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	Aa3	11,090,844
	FGIC Insured
1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr-Belle	12/10 at 101.00	A2	1,187,937
	Shores Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)
2,135	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/11 at 100.00	N/R	2,137,797
	1996B, 7.250%, 1/01/14
2,180	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal	1/11 at 100.00	N/R	2,183,750
	Redevelopment Project, Series 1997A, 7.750%, 1/01/14
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2 (4)	3,176,845
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured (ETM)
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	Baa1	1,516,881
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (4)	2,568,241
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	3,922,415
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,137,680
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,675,785
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	347,335
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,207,173
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,088,400
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
3,090	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	3,180,846
	6.000%, 7/01/33
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	3,519,000
	Series 1993C, 6.000%, 4/01/18
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AAA	10,757,800
11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	A+	13,040,060
	FGIC Insured
2,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/18 –	2/12 at 100.00	A+	2,155,880
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	Aa3	2,217,976
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	Aa3	1,068,934
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,902,511
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	AA	882,180
1,750	5.250%, 1/01/30	1/16 at 100.00	AA	1,789,218
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	10,018,514
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	1,889,085
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
3,065	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	3,114,837
	Project, Series 2002A, 5.000%, 12/15/28 – NPFG Insured
122,035	Total Illinois			99,948,524
	Indiana – 1.9% (1.3% of Total Investments)
1,000	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20	1/12 at 100.00	Aa3 (4)	1,077,210
	(Pre-refunded 1/01/12) – FGIC Insured
3,880	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	3,979,755
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
805	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	818,999
4,195	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	4,267,951
	Indiana University, Student Fee Revenue Bonds, Series 2004P:
2,750	5.000%, 8/01/22 – AMBAC Insured	8/14 at 100.00	Aaa	2,938,650
1,600	5.000%, 8/01/24 – AMBAC Insured	8/14 at 100.00	Aaa	1,693,696
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,571,588
	du Lac, Refunding Series 2009, 5.000%, 3/01/36
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BB+	861,025
	2005, 5.250%, 2/15/23 (6)
20,080	Total Indiana			20,208,874
	Iowa – 0.7% (0.5% of Total Investments)
8,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	5,811,426
	5.500%, 6/01/42
1,695	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,771,919
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)
9,795	Total Iowa			7,583,345
	Kansas – 0.0% (0.0% of Total Investments)
90	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	91,877
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 0.4% (0.3% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	4,516,204
	Medical Health System, Series 2010A, 6.500%, 3/01/45
	Louisiana – 3.7% (2.4% of Total Investments)
55	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	8/10 at 100.00	AAA	55,065
	Bonds, Series 1995B, 6.125%, 8/01/28
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	4,434,129
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,006,920
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,547,099
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AAA	14,691,135
5,920	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	5,794,082
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
65	5.500%, 5/15/30	5/11 at 101.00	BBB	65,439
6,670	5.875%, 5/15/39	5/11 at 101.00	BBB	6,573,685
38,310	Total Louisiana			38,167,554
	Maryland – 0.4% (0.3% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,697,635
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	Baa2	1,178,490
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	1,612,720
	System, Series 2004A, 5.250%, 7/01/19 (Pre-refunded 7/01/14)
4,460	Total Maryland			4,488,845
	Massachusetts – 4.9% (3.2% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	8,405,394
	Lien Series 2010B, 5.000%, 1/01/37
1,310	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,371,884
	Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)
1,215	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	1,171,369
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,001,010
	5.700%, 10/01/34
9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	9,244,180
	System, Series 2001E, 5.700%, 10/01/25 – RAAI Insured
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	1,100,451
	Obligated Group, Series 1999A, 5.625%, 7/01/20
2,645	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	N/R	2,562,291
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	N/R (4)	113,446
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AAA	3,766,879
	8/01/46 – AGM Insured (UB)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded 1/01/13) – AGM Insured	1/13 at 100.00	AAA	12,646,590
1,850	5.250%, 1/01/21 (Pre-refunded 1/01/13) – AGM Insured	1/13 at 100.00	AAA	2,052,298
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,576,790
4,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,580,960
47,970	Total Massachusetts			50,593,542
	Michigan – 3.7% (2.4% of Total Investments)
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA–	7,029,750
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	4,934,036
7,955	0.000%, 12/01/22	No Opt. Call	AAA	4,846,266
8,260	0.000%, 12/01/23	No Opt. Call	AAA	4,752,556
8,575	0.000%, 12/01/24	No Opt. Call	AAA	4,660,255
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	1,124,964
	6.000%, 7/01/35
6,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	6,234,844
	Refunding Series 2009, 5.750%, 11/15/39
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,500,705
	2006A, 5.000%, 12/01/31 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	286,957
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,270	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aa2	3,512,242
	5.000%, 5/01/22
51,960	Total Michigan			38,882,575
	Minnesota – 2.1% (1.3% of Total Investments)
8,165	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	8,348,386
	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,
	HealthPartners Inc., Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	A3	1,047,180
1,050	5.875%, 12/01/29	12/13 at 100.00	A3	1,059,219
2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	2,450,832
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	3,063,540
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
275	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/10 at 100.00	AA+	276,158
	NPFG Insured
755	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	766,340
	6.050%, 7/01/31 (Alternative Minimum Tax)
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,085,360
540	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	10/10 at 100.00	Aaa	545,524
	5.750%, 1/01/11 (ETM)
1,620	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	N/R (4)	1,889,633
	7/01/25 (Pre-refunded 7/01/14)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	1,003,930
	Series 2005, 6.000%, 11/15/25
20,805	Total Minnesota			21,536,102
	Mississippi – 0.4% (0.2% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,789,770
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 2.3% (1.5% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,008,880
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	200,058
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,885	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,913,302
	Health System, Series 2004, 5.500%, 2/15/24
9,000	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	9,612,270
	5.250%, 9/01/17 – FGIC Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	867,781
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,418,387
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,039,380
	2003, 5.125%, 5/15/24
1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	1,236,156
	System, Series 2003, 5.125%, 2/15/18
1,080	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA–	1,135,523
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
170	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	178,621
1,250	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	1,313,388
2,000	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	2,101,420
23,090	Total Missouri			24,025,166
	Nebraska – 0.8% (0.5% of Total Investments)
1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,580,426
	4/01/23 – AGM Insured
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	Aa1	5,215,450
	5.000%, 2/01/43
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,663,725
	City 2, Series 2006A, 19.811%, 8/01/40 – AMBAC Insured (IF)
7,520	Total Nebraska			8,459,601
	Nevada – 5.2% (3.4% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AA (4)	11,416,959
	(Pre-refunded 6/15/12) – NPFG Insured
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	10,693,100
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	Aaa	3,721,907
3,695	5.000%, 6/01/28	6/19 at 100.00	Aaa	3,881,893
3,880	5.000%, 6/01/29	6/19 at 100.00	Aaa	4,053,009
	Clark County, Nevada, General Obligation Transportation Bonds, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	Aaa	5,295,421
4,160	5.000%, 7/01/26	1/20 at 100.00	Aaa	4,444,960
5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	6,069,683
	5.000%, 7/01/23 – AMBAC Insured
4,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	4,115,560
	7/01/25 – FGIC Insured
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/11 at 100.00	N/R	239,710
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
51,375	Total Nevada			53,932,202
	New Jersey – 4.7% (3.1% of Total Investments)
5,480	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,866,066
	12/15/20 – AGM Insured
135	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2 (4)	155,349
	12/15/20 (Pre-refunded 12/15/13) – AGM Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,435,479
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,064,120
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	522,928
	University Hospital, Series 2007, 5.750%, 7/01/37
3,675	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/10 at 100.00	A+	3,676,139
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
17,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	4,577,061
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	3,987,282
	2006A, 5.250%, 12/15/20
3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,883,480
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	4,365,960
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/24 – AGM Insured	1/15 at 100.00	AAA	3,220,830
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,225,100
10,555	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	8,400,936
	Series 2007-1A, 5.000%, 6/01/29
2,870	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue	12/10 at 100.00	Baa3	2,870,861
	Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)
61,685	Total New Jersey			49,251,591
	New York – 6.9% (4.5% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	5,073,400
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,632,570
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	1,277,888
	Civic Facility Project, Series 2005, 5.000%, 10/01/30
5,025	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,634,256
	2/15/47 – NPFG Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	3,226,773
	5/01/33 – NPFG Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003B:
6,875	5.000%, 8/01/23 (UB)	8/13 at 100.00	AAA	7,428,094
7,260	5.000%, 8/01/24 (UB)	8/13 at 100.00	AAA	7,812,922
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,718,000
	Series 2004C, 5.000%, 2/01/22 (UB)
35	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	No Opt. Call	AA	35,096
2,150	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	2,309,724
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	5,430,200
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,495,160
1,855	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AA+	2,115,739
	16.723%, 11/15/44 – AMBAC Insured (IF)
	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,462,180
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,488,212
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA–	3,411,152
2,000	5.500%, 6/01/19	6/13 at 100.00	AA–	2,198,520
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	6,711,188
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
68,500	Total New York			72,461,074
	North Carolina – 0.8% (0.5% of Total Investments)
1,775	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,840,977
	Bonds, Series 2008, Trust 1149, 14.719%, 7/15/32 (IF)
1,995	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	8/10 at 102.00	AAA	2,049,723
	Durham Hosiery Mill, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)
	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,378,925
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,690,209
7,465	Total North Carolina			7,959,834
	North Dakota – 0.0% (0.0% of Total Investments)
260	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C,	1/11 at 100.00	Aa1	262,512
	6.150%, 7/01/31 (Alternative Minimum Tax)
	Ohio – 2.5% (1.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,075	5.125%, 6/01/24	6/17 at 100.00	BBB	901,452
900	5.875%, 6/01/30	6/17 at 100.00	BBB	710,514
845	5.750%, 6/01/34	6/17 at 100.00	BBB	632,415
1,965	5.875%, 6/01/47	6/17 at 100.00	BBB	1,392,694
3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,542,610
	5.250%, 12/01/24 (Pre-refunded 12/01/14) – AGM Insured
	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 – NPFG Insured	5/13 at 100.00	AA	2,453,280
4,105	5.250%, 5/15/18 – NPFG Insured	5/13 at 100.00	AA	4,299,823
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Nretwork Series 2009,	4/19 at 100.00	A	10,248,500
	5.500%, 4/01/39
2,000	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	1/11 at 100.00	Aa2	2,000,620
	Courtyards of Kettering, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)
26,220	Total Ohio			26,181,908
	Oklahoma – 2.1% (1.4% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	632,258
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,690	5.000%, 2/15/37	2/17 at 100.00	A	2,639,536
1,020	5.000%, 2/15/42	2/17 at 100.00	A	988,513
10,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	9,597,000
	1/01/47 – FGIC Insured
2,420	Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	2,437,739
	6/01/31 (Alternative Minimum Tax)
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	5,489,265
	System, Series 2006, 5.000%, 12/15/36 (UB)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	99,965
	System, Series 2008, Trust 3500, 8.350%, 6/15/30 (IF)
22,439	Total Oklahoma			21,884,276
	Oregon – 0.8% (0.6% of Total Investments)
7,860	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence	10/14 at 100.00	AA	8,795,104
	Health System, Series 2004, 5.500%, 10/01/21 (UB)
	Pennsylvania – 2.4% (1.6% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	3,624,285
	5.000%, 12/01/23 – NPFG Insured
1,500	Annville-Cleona School District, Lebanon County, Pennsylvania, General Obligation Bonds,	3/15 at 100.00	Aa3	1,636,980
	Series 2005, 6.000%, 3/01/28 – AGM Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	441,130
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A2	1,152,690
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,648,351
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	Aa1	1,075,670
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	10,823,550
	0.000%, 12/01/38
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,109,997
	AMBAC Insured
29,450	Total Pennsylvania			25,512,653
	Puerto Rico – 1.0% (0.6% of Total Investments)
8,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	5,788,038
	2010A, 0.000%, 8/01/33
5,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	4,277,550
	Series 2002, 5.500%, 5/15/39
13,750	Total Puerto Rico			10,065,588
	Rhode Island – 1.6% (1.0% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
6,450	6.000%, 6/01/23	6/12 at 100.00	BBB	6,489,345
6,160	6.125%, 6/01/32	6/12 at 100.00	BBB	6,097,230
4,475	6.250%, 6/01/42	6/12 at 100.00	BBB	4,233,216
17,085	Total Rhode Island			16,819,791
	South Carolina – 5.8% (3.8% of Total Investments)
9,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	9,304,920
	Assets for Education, Series 2003, 5.250%, 12/01/24
15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	17,531,774
	2002, 5.875%, 12/01/17 (Pre-refunded 12/01/12)
2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AA–	2,541,575
	5/01/25 – AMBAC Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 4.000%,	1/11 at 100.00	A	7,389,252
	1/01/23 – NPFG Insured
1,250	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,393,500
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
4,750	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	4,774,368
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
1,335	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,568,438
165	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	194,931
4,450	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,163,157
550	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	641,707
8,100	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	Aa3	8,202,384
	10/01/33 – AMBAC Insured
1,980	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	2,055,874
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)
57,125	Total South Carolina			60,761,880
	Tennessee – 0.5% (0.3% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,152,032
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
530	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	9/10 at 101.00	A2	536,593
	6.000%, 3/01/19 – AMBAC Insured (Alternative Minimum Tax)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	688,560
1,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	860,700
5,530	Total Tennessee			5,237,885
	Texas – 7.3% (4.8% of Total Investments)
5,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,778,161
	4.250%, 8/15/36 (UB)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	2,732,624
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB–	10,124,900
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,019,580
3,345	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	Aa1 (4)	3,618,755
	(Pre-refunded 2/15/12)
5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero	12/10 at 100.00	BBB	4,810,050
	Refining and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,
	Memorial Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	1,023,390
1,000	5.000%, 12/01/21	12/14 at 100.00	A	1,019,040
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,549,125
2,925	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	A	2,791,298
	5.250%, 11/15/30 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	4,353,040
	5/15/24 – FGIC Insured
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	4,667,779
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
725	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	753,239
	Refunding Bonds, Series 2001, 5.250%, 8/15/26
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	806,096
1,250	5.125%, 8/15/26	No Opt. Call	BBB–	1,180,575
3,100	North Texas Thruway Authority, Texas, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	3,251,311
	5.750%, 1/01/38
2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,054,040
	Series 2001A, 5.250%, 2/15/22 (Pre-refunded 2/15/11)
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	422,030
	2001C, 5.200%, 5/01/28
3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,032,431
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
7,100	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,139,192
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.510%, 4/01/28 (IF)	4/17 at 100.00	Aaa	5,144,575
3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aaa	3,978,039
	5.200%, 12/01/21 (Alternative Minimum Tax) (UB)
2,905	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,270,386
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25
4,040	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building	2/11 at 44.73	AAA	1,802,688
	and Refunding Bonds, Series 2001, 0.000%, 2/15/25 (Pre-refunded 2/15/11)
87,050	Total Texas			76,322,344
	Utah – 0.6% (0.4% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,501,737
20	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/11 at 100.00	AAA	20,809
	(Alternative Minimum Tax)
35	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	1/11 at 100.00	Aaa	35,046
	(Alternative Minimum Tax)
6,390	Total Utah			6,557,592
	Virgin Islands – 0.1% (0.1% of Total Investments)
900	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Baa3	834,201
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Washington – 6.2% (4.1% of Total Investments)
15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	15,010,050
	Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)
6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	6,552,480
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – NPFG Insured
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	5,596,550
	2003A, 5.500%, 7/01/16 (UB)
10,080	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AA+	11,029,637
	5.500%, 12/01/16 – FGIC Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,705,650
6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 – FGIC Insured	9/12 at 100.00	A1	7,356,154
2,820	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1	3,060,546
	5.375%, 12/01/19 – NPFG Insured
2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%,	12/11 at 100.00	AA	2,619,350
	12/01/22 – NPFG Insured
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	5,199,100
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	840,290
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
2,915	6.500%, 6/01/26	6/13 at 100.00	BBB	2,998,777
2,240	6.625%, 6/01/32	6/13 at 100.00	BBB	2,230,771
62,020	Total Washington			65,199,355
	West Virginia – 0.8% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,071,400
	Series 2003L, 5.500%, 10/01/22
1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company	10/10 at 100.00	Baa3	1,000,220
	Pleasants Station Project, Series 1999E, 5.500%, 4/01/29 – AMBAC Insured (Alternative
	Minimum Tax)
2,355	West Virginia University, Unlimited Tax General Revenue Bonds, Student Fees, Series 2004C,	10/14 at 100.00	Aa3	2,510,595
	5.000%, 10/01/24 – FGIC Insured
8,355	Total West Virginia			8,582,215
	Wisconsin – 2.0% (1.3% of Total Investments)
5,540	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	8/10 at 100.00	A3	5,539,723
	Series 1999A, 5.600%, 2/15/29
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	1,016,740
	Inc., Series 2010A, 5.625%, 4/15/39
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	267,492
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,007,600
	Series 2004, 5.750%, 5/01/24
3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/10 at 100.00	A	3,218,794
	Series 1997, 5.625%, 2/15/17 – NPFG Insured
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	4,165,018
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,635,119
20,900	Total Wisconsin			20,850,486
	Wyoming – 0.3% (0.2% of Total Investments)
2,750	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	2,715,680
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,703,164	Total Investments (cost $1,536,336,048) – 153.7%			1,605,152,086
	Floating Rate Obligations – (9.8)%			(102,434,000)
	Other Assets Less Liabilities – 2.8%			29,032,711
	Auction Rate Preferred Shares, at Liquidation Value – (46.7)% (7)			(487,525,000)
	Net Assets Applicable to Common Shares – 100%		$ 1,044,225,797

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,602,741,801	$2,410,285	$1,605,152,086

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	2,410,285
Balance at the end of period	$2,410,285

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $1,436,703,031.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$89,067,516
Depreciation	(23,018,541)
Net unrealized appreciation (depreciation) of investments	$66,048,975

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010